Condensed Consolidated Statements of Income - USD ($) $ in Thousands		3 Months Ended	6 Months Ended
		Jun. 30, 2020	Jun. 30, 2020
Financial Designation		Successor	Successor
Revenues
Revenues		$ 29,070	$ 60,838
Other Income (Expense):
Change in fair value of optional subscription liabilities		(1,458)	3,146
Impairment:
Loan loss provision		309	3,931
Operating expenses:
Compensation and employee benefits		3,044	6,237
General and administrative		4,500	6,778
Total Expenses		7,853	16,946
Income before income taxes		19,759	47,038
Net income		$ 19,759	$ 47,038
Earnings per common share:
Basic	[1]	$ 0.15	$ 0.36
Diluted	[1]	$ 0.15	$ 0.36
Weighted-average shares of common stock outstanding, basic and diluted
Basic		132,165,005	132,120,290
Diluted		132,165,005	132,120,290
Interest income
Revenues
Revenues		$ 22,180	$ 46,733
Fee Income
Revenues
Revenues		$ 6,890	$ 14,105

[1]	The Company determined that earnings per unit in the Predecessor periods would not be meaningful to the users of this filing, given the different unit holders and members’ equity structures of each individual entity in the Predecessor Company Group.